Goldman Sachs Hedge Industry VIP ETF Investment Objectives and Goals - Goldman Sachs Hedge Industry VIP ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Hedge Industry VIP ETF—SummaryTicker: GVIP Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Hedge Industry VIP ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP IndexTM (the “Index”).